JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
Schedule of Portfolio Investments as of May 31, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.
JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 57.1%
U.S. Treasury Bonds 7.50%, 11/15/2024	996,000	1,110,229
U.S. Treasury Notes
2.00%, 2/15/2023	48,000	48,030
1.50%, 2/28/2023	705,000	702,824
1.50%, 3/31/2023	24,000	23,906
0.25%, 6/15/2023	1,240,000	1,215,587
0.13%, 6/30/2023	256,000	250,410
0.13%, 8/15/2023	566,000	551,916
0.25%, 11/15/2023	923,000	895,670
2.75%, 2/15/2024	252,000	253,280
2.13%, 2/29/2024	1,000	994
2.38%, 2/29/2024	2,415,000	2,412,170
2.13%, 3/31/2024	70,000	69,549
0.38%, 4/15/2024	361,000	346,997
2.00%, 4/30/2024	480,000	475,444
2.25%, 4/30/2024	15,000	14,927
2.00%, 5/31/2024	334,000	330,543
1.75%, 6/30/2024	282,000	277,417
1.75%, 7/31/2024	717,000	704,677
0.38%, 9/15/2024	354,000	336,411
1.50%, 10/31/2024	258,000	251,127
0.50%, 3/31/2025	1,303,000	1,224,413
0.38%, 4/30/2025	46,000	42,974
0.25%, 5/31/2025	1,796,000	1,667,895
0.25%, 6/30/2025	340,000	314,978
0.25%, 9/30/2025	90,000	82,793
0.25%, 10/31/2025	48,000	44,066
0.38%, 11/30/2025	2,440,000	2,244,228
0.38%, 12/31/2025	26,000	23,867
2.63%, 12/31/2025	5,000	4,973
0.38%, 1/31/2026	22,000	20,144
0.50%, 2/28/2026	7,000	6,426
0.75%, 4/30/2026	1,865,000	1,723,085
0.75%, 5/31/2026	798,000	735,594
0.63%, 7/31/2026	823,000	752,081
0.75%, 8/31/2026	532,000	487,944
0.88%, 9/30/2026	140,000	128,855
1.63%, 9/30/2026	51,000	48,510
1.13%, 10/31/2026	247,000	229,556
1.63%, 10/31/2026	125,000	118,740
1.25%, 11/30/2026	139,000	129,780
1.25%, 12/31/2026	303,000	282,429
1.50%, 1/31/2027	488,000	459,635
1.13%, 2/28/2027	197,000	182,102
0.63%, 3/31/2027	123,000	110,777

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — continued
2.50%, 3/31/2027	6,000	5,911
0.50%, 4/30/2027	138,000	123,284
Total U.S. Treasury Obligations (Cost $22,242,529)		21,467,148
Corporate Bonds — 24.2%
Aerospace & Defense — 0.4%
Boeing Co. (The)
1.95%, 2/1/2024	4,000	3,906
4.88%, 5/1/2025	5,000	5,047
2.60%, 10/30/2025	8,000	7,577
2.75%, 2/1/2026	32,000	30,354
2.70%, 2/1/2027	2,000	1,841
General Dynamics Corp.
2.38%, 11/15/2024	7,000	6,890
1.15%, 6/1/2026	51,000	46,915
Leidos, Inc. 3.63%, 5/15/2025	4,000	3,979
Lockheed Martin Corp. 3.55%, 1/15/2026	2,000	2,034
Precision Castparts Corp. 3.25%, 6/15/2025	16,000	16,071
Raytheon Technologies Corp. 3.20%, 3/15/2024	16,000	16,084
		140,698
Air Freight & Logistics — 0.1%
FedEx Corp. 3.25%, 4/1/2026	13,000	12,900
United Parcel Service, Inc. 2.20%, 9/1/2024	10,000	9,860
		22,760
Airlines — 0.0% ^
Southwest Airlines Co. 5.25%, 5/4/2025	2,000	2,088
Automobiles — 0.0% ^
Toyota Motor Corp. (Japan) 1.34%, 3/25/2026	5,000	4,629
Banks — 6.5%
Banco Bilbao Vizcaya Argentaria SA (Spain) 0.88%, 9/18/2023	200,000	194,238
Banco Santander SA (Spain) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (a)	200,000	177,750
Bank of America Corp.
4.10%, 7/24/2023	18,000	18,364
(ICE LIBOR USD 3 Month + 0.64%), 2.01%, 2/13/2026 (a)	35,000	33,323
3.50%, 4/19/2026	60,000	59,722
(SOFR + 1.15%), 1.32%, 6/19/2026 (a)	154,000	142,381
(SOFR + 0.96%), 1.73%, 7/22/2027 (a)	51,000	46,452
Bank of Montreal (Canada)
1.25%, 9/15/2026	4,000	3,606
(SOFR + 0.60%), 0.95%, 1/22/2027 (a)	9,000	8,105
2.65%, 3/8/2027	39,000	36,812
(USD Swap Semi 5 Year + 1.28%), 4.34%, 10/5/2028 (a)	6,000	6,047
Bank of Nova Scotia (The) (Canada) 2.20%, 2/3/2025	12,000	11,640
Barclays plc (United Kingdom) 3.65%, 3/16/2025	40,000	39,858
Canadian Imperial Bank of Commerce (Canada) 2.25%, 1/28/2025	20,000	19,387

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 1.02%), 4.04%, 6/1/2024 (a)	24,000	24,257
3.70%, 1/12/2026	6,000	5,984
(SOFR + 0.77%), 1.12%, 1/28/2027 (a)	63,000	56,797
(SOFR + 0.77%), 1.46%, 6/9/2027 (a)	139,000	125,191
Comerica, Inc. 3.70%, 7/31/2023	15,000	15,096
Fifth Third Bancorp
4.30%, 1/16/2024	12,000	12,138
3.65%, 1/25/2024	12,000	12,103
First Citizens BancShares, Inc. (TSFR3M + 2.47%), 3.38%, 3/15/2030 (a)	20,000	19,313
First Horizon Corp. 3.55%, 5/26/2023	24,000	24,122
HSBC Holdings plc (United Kingdom) (SOFR + 1.40%), 2.63%, 11/7/2025 (a)	30,000	29,042
Huntington Bancshares, Inc.
2.63%, 8/6/2024	17,000	16,763
4.00%, 5/15/2025	8,000	8,094
Korea Development Bank (The) (South Korea) 0.40%, 6/19/2024	200,000	190,332
Kreditanstalt fuer Wiederaufbau (Germany)
0.25%, 3/8/2024	22,000	21,128
2.50%, 11/20/2024	13,000	12,935
0.38%, 7/18/2025	28,000	25,987
0.63%, 1/22/2026	26,000	24,017
1.00%, 10/1/2026	44,000	40,651
Landwirtschaftliche Rentenbank (Germany)
3.13%, 11/14/2023	39,000	39,369
Series 40, 0.50%, 5/27/2025	13,000	12,150
0.88%, 3/30/2026	136,000	126,173
1.75%, 7/27/2026	1,000	955
Mitsubishi UFJ Financial Group, Inc. (Japan) 3.41%, 3/7/2024	8,000	8,034
Oesterreichische Kontrollbank AG (Austria)
3.13%, 11/7/2023	5,000	5,043
0.50%, 2/2/2026	1,000	917
PNC Financial Services Group, Inc. (The)
3.50%, 1/23/2024	76,000	76,701
2.20%, 11/1/2024	18,000	17,701
Regions Financial Corp. 2.25%, 5/18/2025	65,000	62,998
Royal Bank of Canada (Canada)
1.95%, 1/17/2023	11,000	10,995
0.50%, 10/26/2023	22,000	21,453
1.40%, 11/2/2026	35,000	31,630
Santander UK plc (United Kingdom) 4.00%, 3/13/2024	27,000	27,459
Sumitomo Mitsui Financial Group, Inc. (Japan) 3.01%, 10/19/2026	95,000	91,312
Toronto-Dominion Bank (The) (Canada)
0.75%, 9/11/2025	5,000	4,583
1.25%, 9/10/2026	32,000	28,885
2.80%, 3/10/2027	16,000	15,299
Truist Bank 3.00%, 2/2/2023	14,000	14,056
Truist Financial Corp.
3.75%, 12/6/2023	12,000	12,161

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
3.70%, 6/5/2025	6,000	6,046
1.20%, 8/5/2025	8,000	7,465
(SOFR + 0.61%), 1.27%, 3/2/2027 (a)	29,000	26,434
US Bancorp
Series V, 2.38%, 7/22/2026	91,000	87,520
(SOFR + 0.73%), 2.22%, 1/27/2028 (a)	20,000	18,680
Valley National Bancorp (TSFR3M + 2.36%), 3.00%, 6/15/2031 (a)	36,000	33,642
Wells Fargo & Co.
3.30%, 9/9/2024	17,000	17,107
(SOFR + 0.51%), 0.80%, 5/19/2025 (a)	10,000	9,479
3.55%, 9/29/2025	13,000	13,048
(ICE LIBOR USD 3 Month + 0.75%), 2.16%, 2/11/2026 (a)	50,000	47,949
3.00%, 4/22/2026	8,000	7,768
(SOFR + 2.00%), 2.19%, 4/30/2026 (a)	25,000	23,809
3.00%, 10/23/2026	2,000	1,937
(ICE LIBOR USD 3 Month + 1.17%), 3.20%, 6/17/2027 (a)	5,000	4,840
(SOFR + 1.51%), 3.53%, 3/24/2028 (a)	58,000	56,468
Westpac Banking Corp. (Australia)
3.35%, 3/8/2027	2,000	1,967
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.35%), 2.89%, 2/4/2030 (a)	16,000	15,314
		2,448,982
Beverages — 0.3%
Coca-Cola Co. (The) 1.75%, 9/6/2024	81,000	79,972
Keurig Dr Pepper, Inc.
3.13%, 12/15/2023	14,000	14,059
3.40%, 11/15/2025	2,000	1,988
PepsiCo, Inc.
3.60%, 3/1/2024	20,000	20,308
2.85%, 2/24/2026	10,000	9,933
2.38%, 10/6/2026	2,000	1,945
		128,205
Biotechnology — 0.4%
AbbVie, Inc.
3.75%, 11/14/2023	4,000	4,060
3.85%, 6/15/2024	17,000	17,221
2.60%, 11/21/2024	10,000	9,858
3.80%, 3/15/2025	42,000	42,491
3.60%, 5/14/2025	15,000	15,102
Amgen, Inc.
3.63%, 5/22/2024	15,000	15,178
1.90%, 2/21/2025	8,000	7,730
Baxalta, Inc. 4.00%, 6/23/2025	4,000	4,039
Gilead Sciences, Inc.
2.50%, 9/1/2023	10,000	9,985
3.65%, 3/1/2026	13,000	13,030
		138,694

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Building Products — 0.0% ^
Carrier Global Corp. 2.24%, 2/15/2025	2,000	1,925
Lennox International, Inc. 1.35%, 8/1/2025	2,000	1,843
		3,768
Capital Markets — 3.3%
Ameriprise Financial, Inc.
3.70%, 10/15/2024	5,000	5,066
2.88%, 9/15/2026	2,000	1,948
Bain Capital Specialty Finance, Inc. 2.55%, 10/13/2026	24,000	21,246
Bank of New York Mellon Corp. (The)
2.20%, 8/16/2023	26,000	25,983
1.60%, 4/24/2025	10,000	9,541
0.75%, 1/28/2026	51,000	46,502
1.05%, 10/15/2026	171,000	154,241
BlackRock, Inc. 3.50%, 3/18/2024	10,000	10,145
Blackstone Secured Lending Fund 2.75%, 9/16/2026	5,000	4,547
Charles Schwab Corp. (The) 0.90%, 3/11/2026	90,000	82,163
CME Group, Inc. 3.00%, 3/15/2025	2,000	2,001
Deutsche Bank AG (Germany) 3.70%, 5/30/2024	26,000	26,072
Franklin Resources, Inc. 2.85%, 3/30/2025	2,000	1,978
Goldman Sachs Group, Inc. (The)
3.20%, 2/23/2023	25,000	25,135
3.63%, 2/20/2024	13,000	13,104
3.85%, 7/8/2024	15,000	15,242
3.50%, 4/1/2025	50,000	50,035
3.75%, 5/22/2025	15,000	15,134
(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 9/29/2025 (a)	20,000	19,822
3.75%, 2/25/2026	5,000	5,016
(SOFR + 0.82%), 1.54%, 9/10/2027 (a)	8,000	7,216
(SOFR + 0.91%), 1.95%, 10/21/2027 (a)	62,000	56,538
(SOFR + 1.11%), 2.64%, 2/24/2028 (a)	13,000	12,162
Golub Capital BDC, Inc. 2.05%, 2/15/2027	33,000	28,221
Intercontinental Exchange, Inc. 3.75%, 12/1/2025	15,000	15,146
Janus Henderson US Holdings, Inc. 4.88%, 8/1/2025	5,000	5,135
Jefferies Group LLC 4.85%, 1/15/2027	5,000	5,094
Moody's Corp. 4.88%, 2/15/2024	7,000	7,192
Morgan Stanley
3.70%, 10/23/2024	29,000	29,412
(SOFR + 0.51%), 0.79%, 1/22/2025 (a)	3,000	2,871
Series I, (SOFR + 0.75%), 0.86%, 10/21/2025 (a)	207,000	194,439
4.35%, 9/8/2026	4,000	4,051
(SOFR + 0.88%), 1.59%, 5/4/2027 (a)	24,000	21,894
(SOFR + 0.86%), 1.51%, 7/20/2027 (a)	20,000	18,085
S&P Global, Inc. 2.45%, 3/1/2027 (b)	14,000	13,302
State Street Corp.
3.10%, 5/15/2023	19,000	19,133
3.70%, 11/20/2023	114,000	115,908
(ICE LIBOR USD 3 Month + 0.77%), 3.78%, 12/3/2024 (a)	10,000	10,107

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
3.55%, 8/18/2025	24,000	24,262
(SOFR + 0.94%), 2.35%, 11/1/2025 (a)	48,000	46,990
(SOFR + 0.56%), 1.68%, 11/18/2027 (a)	25,000	22,874
(SOFR + 0.73%), 2.20%, 2/7/2028 (a)	29,000	27,042
		1,221,995
Chemicals — 0.2%
Air Products and Chemicals, Inc.
1.50%, 10/15/2025	21,000	19,905
1.85%, 5/15/2027	2,000	1,857
Celanese US Holdings LLC 1.40%, 8/05/2026	11,000	9,825
DuPont de Nemours, Inc.
4.21%, 11/15/2023	10,000	10,189
4.49%, 11/15/2025	10,000	10,275
Linde, Inc. 3.20%, 1/30/2026	12,000	12,028
LYB International Finance II BV 3.50%, 3/2/2027	5,000	4,906
LYB International Finance III LLC 1.25%, 10/1/2025	7,000	6,453
Mosaic Co. (The) 4.25%, 11/15/2023	2,000	2,030
Nutrien Ltd. (Canada) 3.00%, 4/1/2025	6,000	5,938
PPG Industries, Inc. 1.20%, 3/15/2026	8,000	7,302
		90,708
Commercial Services & Supplies — 0.1%
Waste Management, Inc. 0.75%, 11/15/2025	23,000	21,239
Communications Equipment — 0.0% ^
Cisco Systems, Inc. 2.20%, 9/20/2023	4,000	3,991
Consumer Finance — 1.6%
AerCap Ireland Capital DAC (Ireland) 3.15%, 2/15/2024	150,000	146,286
Ally Financial, Inc. 3.88%, 5/21/2024	87,000	87,536
American Express Co. 1.65%, 11/4/2026	25,000	23,042
American Honda Finance Corp.
3.63%, 10/10/2023	16,000	16,195
1.20%, 7/8/2025	15,000	14,035
1.00%, 9/10/2025	10,000	9,255
Capital One Financial Corp.
3.30%, 10/30/2024	51,000	50,663
(SOFR + 1.29%), 2.64%, 3/3/2026 (a)	3,000	2,892
(SOFR + 0.86%), 1.88%, 11/2/2027 (a)	14,000	12,559
Caterpillar Financial Services Corp.
0.95%, 1/10/2024	4,000	3,897
3.30%, 6/9/2024	12,000	12,109
0.60%, 9/13/2024	1,000	952
3.25%, 12/1/2024	6,000	6,057
1.45%, 5/15/2025	1,000	955
0.80%, 11/13/2025	12,000	11,114
1.15%, 9/14/2026	1,000	916
General Motors Financial Co., Inc. 5.10%, 1/17/2024	45,000	46,068

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Finance — continued
John Deere Capital Corp.
0.70%, 7/5/2023	6,000	5,875
2.65%, 6/24/2024	15,000	14,988
1.25%, 1/10/2025	2,000	1,918
1.70%, 1/11/2027	44,000	40,909
PACCAR Financial Corp.
1.10%, 5/11/2026	1,000	917
2.00%, 2/4/2027	1,000	938
Synchrony Financial 3.70%, 8/4/2026	12,000	11,586
Toyota Motor Credit Corp.
0.45%, 1/11/2024	57,000	55,047
0.80%, 10/16/2025	5,000	4,616
0.80%, 1/9/2026	8,000	7,318
3.05%, 3/22/2027	17,000	16,628
		605,271
Containers & Packaging — 0.0% ^
Berry Global, Inc. 1.57%, 1/15/2026	2,000	1,821
WRKCo, Inc. 4.65%, 3/15/2026	3,000	3,083
		4,904
Diversified Consumer Services — 0.0% ^
Yale University Series 2020, 0.87%, 4/15/2025	9,000	8,492
Diversified Financial Services — 0.2%
Berkshire Hathaway, Inc. 3.13%, 3/15/2026	19,000	19,010
National Rural Utilities Cooperative Finance Corp.
1.00%, 6/15/2026	35,000	31,725
(ICE LIBOR USD 3 Month + 3.63%), 5.25%, 4/20/2046 (a)	4,000	3,800
ORIX Corp. (Japan) 4.05%, 1/16/2024	3,000	3,041
		57,576
Diversified Telecommunication Services — 0.2%
AT&T, Inc. 2.95%, 7/15/2026	60,000	58,827
Verizon Communications, Inc.
0.75%, 3/22/2024	5,000	4,838
0.85%, 11/20/2025	13,000	12,003
3.00%, 3/22/2027	13,000	12,631
		88,299
Electric Utilities — 0.8%
American Electric Power Co., Inc.
Series N, 1.00%, 11/1/2025	2,000	1,832
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 3.88%, 2/15/2062 (a)	2,000	1,730
Avangrid, Inc. 3.20%, 4/15/2025	5,000	4,940
Duke Energy Corp.
0.90%, 9/15/2025	22,000	20,248
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.32%), 3.25%, 1/15/2082 (a)	6,000	4,902
Entergy Louisiana LLC 0.62%, 11/17/2023	1,000	967
Eversource Energy
Series Q, 0.80%, 8/15/2025	20,000	18,276

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
Series U, 1.40%, 8/15/2026	9,000	8,194
Florida Power & Light Co.
3.25%, 6/1/2024	9,000	9,075
3.13%, 12/1/2025	8,000	8,010
Georgia Power Co. Series A, 2.20%, 9/15/2024	16,000	15,591
Iberdrola International BV (Spain) 5.81%, 3/15/2025	2,000	2,133
ITC Holdings Corp. 3.25%, 6/30/2026	10,000	9,745
Oncor Electric Delivery Co. LLC 0.55%, 10/1/2025	101,000	92,238
Pacific Gas and Electric Co.
3.40%, 8/15/2024	6,000	5,896
3.45%, 7/1/2025	15,000	14,511
3.15%, 1/1/2026	4,000	3,771
2.95%, 3/1/2026	6,000	5,572
Public Service Electric and Gas Co. 0.95%, 3/15/2026	49,000	44,992
Southern Co. (The)
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.73%), 4.00%, 1/15/2051 (a)	19,000	17,441
Series 21-A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.92%), 3.75%, 9/15/2051 (a)	4,000	3,576
		293,640
Electronic Equipment, Instruments & Components — 0.7%
TD SYNNEX Corp. 1.25%, 8/9/2024 (b)	201,000	189,134
Vontier Corp. 1.80%, 4/1/2026	67,000	59,638
		248,772
Energy Equipment & Services — 0.1%
Schlumberger Investment SA 3.65%, 12/1/2023	37,000	37,517
Entertainment — 0.3%
TWDC Enterprises 18 Corp. 1.85%, 7/30/2026	69,000	64,951
Walt Disney Co. (The)
1.75%, 1/13/2026	10,000	9,501
3.70%, 3/23/2027	35,000	35,254
		109,706
Equity Real Estate Investment Trusts (REITs) — 0.7%
American Campus Communities Operating Partnership LP 3.30%, 7/15/2026	4,000	3,946
American Tower Corp.
2.95%, 1/15/2025	2,000	1,967
1.45%, 9/15/2026	32,000	28,689
AvalonBay Communities, Inc.
4.20%, 12/15/2023	6,000	6,082
3.50%, 11/15/2024	11,000	11,044
3.45%, 6/1/2025	5,000	4,988
3.50%, 11/15/2025	2,000	1,992
Boston Properties LP
3.13%, 9/1/2023	6,000	6,002
3.65%, 2/1/2026	10,000	9,910
Brixmor Operating Partnership LP 3.65%, 6/15/2024	9,000	8,955
Crown Castle International Corp. 1.35%, 7/15/2025	27,000	25,001
ERP Operating LP 2.85%, 11/1/2026	1,000	968

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Equity Real Estate Investment Trusts (REITs) — continued
Essex Portfolio LP 3.50%, 4/1/2025	8,000	7,959
Healthpeak Properties, Inc. 1.35%, 2/01/2027	7,000	6,279
Mid-America Apartments LP 1.10%, 9/15/2026	9,000	8,043
Office Properties Income Trust
4.50%, 2/1/2025	46,000	45,249
2.65%, 6/15/2026	2,000	1,782
Public Storage 1.50%, 11/9/2026	10,000	9,197
Realty Income Corp. 3.88%, 4/15/2025	20,000	20,152
Simon Property Group LP 3.50%, 9/1/2025	48,000	47,987
Ventas Realty LP 3.25%, 10/15/2026	9,000	8,715
Welltower, Inc.
4.00%, 6/1/2025	12,000	12,081
2.70%, 2/15/2027	2,000	1,900
		278,888
Food & Staples Retailing — 0.1%
Kroger Co. (The)
3.50%, 2/1/2026	2,000	1,990
2.65%, 10/15/2026	5,000	4,770
Walmart, Inc.
2.55%, 4/11/2023	5,000	5,012
1.05%, 9/17/2026	29,000	26,742
		38,514
Food Products — 0.1%
Bunge Ltd. Finance Corp. 1.63%, 8/17/2025	17,000	15,894
Kellogg Co. 3.25%, 4/1/2026	8,000	7,904
Tyson Foods, Inc. 3.90%, 9/28/2023	9,000	9,108
		32,906
Gas Utilities — 0.1%
Eastern Energy Gas Holdings LLC 3.55%, 11/1/2023	17,000	17,104
National Fuel Gas Co. 5.50%, 1/15/2026	20,000	20,656
Southern California Gas Co. Series TT, 2.60%, 6/15/2026	18,000	17,359
		55,119
Health Care Equipment & Supplies — 0.1%
Baxter International, Inc. 1.92%, 2/1/2027 (b)	2,000	1,832
Medtronic, Inc. 3.50%, 3/15/2025	7,000	7,116
Stryker Corp.
0.60%, 12/1/2023	4,000	3,860
1.15%, 6/15/2025	10,000	9,343
Zimmer Biomet Holdings, Inc. 3.05%, 1/15/2026	11,000	10,732
		32,883
Health Care Providers & Services — 0.9%
AmerisourceBergen Corp. 0.74%, 3/15/2023	92,000	90,680
Anthem, Inc.
3.50%, 8/15/2024	13,000	13,093
3.35%, 12/1/2024	14,000	14,048

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Providers & Services — continued
1.50%, 3/15/2026	13,000	12,074
Cigna Corp.
0.61%, 3/15/2024	97,000	92,870
1.25%, 3/15/2026	2,000	1,833
CommonSpirit Health 2.76%, 10/1/2024	5,000	4,906
CVS Health Corp. 3.88%, 7/20/2025	25,000	25,281
HCA, Inc. 5.25%, 4/15/2025	9,000	9,336
Humana, Inc. 1.35%, 2/3/2027	78,000	69,527
UnitedHealth Group, Inc. 1.25%, 1/15/2026	10,000	9,354
		343,002
Hotels, Restaurants & Leisure — 0.5%
Marriott International, Inc. Series Z, 4.15%, 12/1/2023	2,000	2,028
McDonald's Corp.
3.35%, 4/1/2023	8,000	8,060
3.25%, 6/10/2024	5,000	5,043
Sands China Ltd. (Macau) 5.12%, 8/8/2025 (c)	200,000	185,268
Starbucks Corp. 3.10%, 3/1/2023	2,000	2,010
		202,409
Household Durables — 0.0% ^
DR Horton, Inc. 2.50%, 10/15/2024	17,000	16,542
Household Products — 0.4%
Kimberly-Clark Corp. 3.05%, 8/15/2025	16,000	15,954
Procter & Gamble Co. (The)
0.55%, 10/29/2025	44,000	41,000
1.90%, 2/1/2027	26,000	24,714
2.80%, 3/25/2027	53,000	52,007
		133,675
Industrial Conglomerates — 0.3%
3M Co. 1.75%, 2/14/2023	4,000	3,977
Honeywell International, Inc.
3.35%, 12/1/2023	2,000	2,020
2.30%, 8/15/2024	15,000	14,872
1.10%, 3/1/2027	99,000	89,671
		110,540
Insurance — 0.3%
Aflac, Inc.
3.25%, 3/17/2025	4,000	3,995
1.13%, 3/15/2026	30,000	27,441
Allied World Assurance Co. Holdings Ltd. 4.35%, 10/29/2025	9,000	8,887
Allstate Corp. (The) 0.75%, 12/15/2025	30,000	27,409
Aspen Insurance Holdings Ltd. (Bermuda) 4.65%, 11/15/2023	2,000	2,026
Kemper Corp. 4.35%, 2/15/2025	6,000	6,033
Manulife Financial Corp. (Canada) 2.48%, 5/19/2027	10,000	9,487
Old Republic International Corp. 3.88%, 8/26/2026	6,000	5,962

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Insurance — continued
Prudential Financial, Inc.
1.50%, 3/10/2026	18,000	16,791
(ICE LIBOR USD 3 Month + 3.03%), 5.38%, 5/15/2045 (a)	10,000	9,791
		117,822
Interactive Media & Services — 0.0% ^
Alphabet, Inc.
3.38%, 2/25/2024	6,000	6,114
0.45%, 8/15/2025	9,000	8,379
		14,493
Internet & Direct Marketing Retail — 0.2%
Amazon.com, Inc.
2.80%, 8/22/2024	7,000	7,019
0.80%, 6/03/2025	25,000	23,554
1.00%, 5/12/2026	37,000	34,196
eBay, Inc. 1.90%, 3/11/2025	2,000	1,909
		66,678
IT Services — 0.2%
Fidelity National Information Services, Inc. 0.60%, 3/1/2024	8,000	7,658
Kyndryl Holdings, Inc. 2.05%, 10/15/2026 (b)	7,000	6,160
Mastercard, Inc. 3.38%, 4/1/2024	7,000	7,095
PayPal Holdings, Inc. 2.40%, 10/1/2024	16,000	15,837
Visa, Inc. 1.90%, 4/15/2027	38,000	35,846
		72,596
Leisure Products — 0.0% ^
Hasbro, Inc.
3.00%, 11/19/2024	5,000	4,978
3.55%, 11/19/2026	3,000	2,937
		7,915
Machinery — 0.3%
CNH Industrial Capital LLC
1.88%, 1/15/2026	13,000	12,104
1.45%, 7/15/2026	3,000	2,717
Cummins, Inc. 0.75%, 9/1/2025	92,000	85,157
		99,978
Media — 0.4%
Charter Communications Operating LLC 4.91%, 7/23/2025	10,000	10,226
Comcast Corp.
3.38%, 8/15/2025	20,000	20,102
3.95%, 10/15/2025	13,000	13,278
2.35%, 1/15/2027	8,000	7,616
Fox Corp. 3.05%, 4/7/2025	14,000	13,803
Omnicom Group, Inc. 3.65%, 11/1/2024	9,000	9,045
Paramount Global 4.00%, 1/15/2026	16,000	16,069

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — continued
TCI Communications, Inc. 7.88%, 2/15/2026	1,000	1,140
WPP Finance 2010 (United Kingdom) 3.75%, 9/19/2024	59,000	59,255
		150,534
Metals & Mining — 0.0% ^
ArcelorMittal SA (Luxembourg) 4.55%, 3/11/2026	2,000	2,027
BHP Billiton Finance USA Ltd. (Australia)
3.85%, 9/30/2023	3,000	3,043
6.42%, 3/1/2026	1,000	1,093
Reliance Steel & Aluminum Co. 1.30%, 8/15/2025	2,000	1,857
		8,020
Multiline Retail — 0.0% ^
Target Corp. 2.25%, 4/15/2025	15,000	14,733
Multi-Utilities — 0.2%
Delmarva Power & Light Co. 3.50%, 11/15/2023	17,000	17,170
Dominion Energy, Inc.
3.07%, 8/15/2024 (c)	24,000	23,845
(ICE LIBOR USD 3 Month + 3.06%), 5.75%, 10/1/2054 (a)	20,000	19,405
DTE Energy Co. 2.85%, 10/1/2026	3,000	2,885
NiSource, Inc. 0.95%, 8/15/2025	10,000	9,158
Sempra Energy (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.87%), 4.12%, 4/1/2052 (a)	2,000	1,745
		74,208
Oil, Gas & Consumable Fuels — 1.3%
BP Capital Markets America, Inc.
2.75%, 5/10/2023	65,000	65,282
3.79%, 2/6/2024	1,000	1,015
3.41%, 2/11/2026	12,000	11,986
Canadian Natural Resources Ltd. (Canada)
3.90%, 2/1/2025	14,000	14,058
2.05%, 7/15/2025	3,000	2,853
Cheniere Corpus Christi Holdings LLC 5.88%, 3/31/2025	10,000	10,412
Chevron USA, Inc. 0.69%, 8/12/2025	3,000	2,791
ConocoPhillips Co. 3.35%, 11/15/2024	2,000	2,009
Energy Transfer LP
4.25%, 4/1/2024	9,000	9,065
2.90%, 5/15/2025	13,000	12,679
4.75%, 1/15/2026	7,000	7,120
Enterprise Products Operating LLC 3.75%, 2/15/2025	45,000	45,152
Equinor ASA (Norway)
7.75%, 6/15/2023	9,000	9,445
1.75%, 1/22/2026	34,000	32,130
Exxon Mobil Corp.
3.18%, 3/15/2024	80,000	80,798
3.04%, 3/1/2026	9,000	8,974
Kinder Morgan Energy Partners LP 4.15%, 2/1/2024	19,000	19,243
Kinder Morgan, Inc. 1.75%, 11/15/2026	4,000	3,655
Marathon Petroleum Corp. 4.70%, 5/1/2025	6,000	6,174

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
MPLX LP 4.88%, 12/1/2024	23,000	23,543
ONEOK, Inc. 2.20%, 9/15/2025	30,000	28,275
Ovintiv Exploration, Inc. 5.38%, 1/1/2026	5,000	5,181
Petroleos Mexicanos (Mexico) 6.84%, 1/23/2030 (d)	1	1
Phillips 66 1.30%, 2/15/2026	10,000	9,186
Pioneer Natural Resources Co. 1.13%, 1/15/2026	15,000	13,686
Sabine Pass Liquefaction LLC 5.63%, 3/1/2025	23,000	23,882
Spectra Energy Partners LP 4.75%, 3/15/2024	4,000	4,086
Williams Cos., Inc. (The)
4.50%, 11/15/2023	34,000	34,544
3.90%, 1/15/2025	3,000	3,014
		490,239
Paper & Forest Products — 0.1%
Fibria Overseas Finance Ltd. (Brazil)
4.00%, 1/14/2025	6,000	6,019
5.50%, 1/17/2027	6,000	6,149
Georgia-Pacific LLC 8.00%, 1/15/2024	16,000	17,306
		29,474
Personal Products — 0.0% ^
Estee Lauder Cos., Inc. (The) 2.00%, 12/1/2024	15,000	14,707
Pharmaceuticals — 0.6%
AstraZeneca plc (United Kingdom) 3.38%, 11/16/2025	3,000	3,017
Bristol-Myers Squibb Co.
3.25%, 11/1/2023	15,000	15,171
2.90%, 7/26/2024	9,000	9,029
0.75%, 11/13/2025	11,000	10,160
Eli Lilly & Co. 2.75%, 6/1/2025	15,000	14,942
GlaxoSmithKline Capital, Inc. (United Kingdom) 3.63%, 5/15/2025	2,000	2,033
Johnson & Johnson
3.38%, 12/5/2023	36,000	36,507
0.55%, 9/1/2025	85,000	78,997
Merck & Co., Inc. 2.75%, 2/10/2025	27,000	26,969
Mylan, Inc. 4.20%, 11/29/2023	13,000	13,113
Novartis Capital Corp. (Switzerland) 1.75%, 2/14/2025	2,000	1,949
Pfizer, Inc.
3.20%, 9/15/2023	7,000	7,070
3.40%, 5/15/2024	15,000	15,222
0.80%, 5/28/2025	3,000	2,826
2.75%, 6/3/2026	5,000	4,924
		241,929
Road & Rail — 0.2%
Burlington Northern Santa Fe LLC
3.00%, 4/1/2025	29,000	28,939
3.65%, 9/1/2025	8,000	8,118
Canadian Pacific Railway Co. (Canada) 1.75%, 12/2/2026	3,000	2,771
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	5,000	5,033

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Road & Rail — continued
Norfolk Southern Corp. 3.85%, 1/15/2024	2,000	2,021
Ryder System, Inc.
3.75%, 6/9/2023	5,000	5,023
4.63%, 6/1/2025	8,000	8,134
Union Pacific Corp.
3.25%, 1/15/2025	24,000	24,096
2.15%, 2/5/2027	4,000	3,768
		87,903
Semiconductors & Semiconductor Equipment — 0.6%
Broadcom, Inc. 3.63%, 10/15/2024	10,000	10,039
Intel Corp. 3.40%, 3/25/2025	2,000	2,024
QUALCOMM, Inc. 2.60%, 1/30/2023	10,000	10,026
Texas Instruments, Inc. 1.38%, 3/12/2025	6,000	5,759
TSMC Arizona Corp. (Taiwan) 1.75%, 10/25/2026	200,000	185,286
		213,134
Software — 0.4%
Adobe, Inc. 1.90%, 2/1/2025	7,000	6,819
Microsoft Corp. 2.70%, 2/12/2025	15,000	15,012
Oracle Corp.
2.40%, 9/15/2023	107,000	106,232
1.65%, 3/25/2026	11,000	10,042
Roper Technologies, Inc. 1.00%, 9/15/2025	4,000	3,676
		141,781
Specialty Retail — 0.1%
Home Depot, Inc. (The)
2.70%, 4/1/2023	2,000	2,008
3.35%, 9/15/2025	5,000	5,055
2.50%, 4/15/2027	8,000	7,714
Lowe's Cos., Inc.
3.13%, 9/15/2024	30,000	29,934
3.38%, 9/15/2025	6,000	6,000
		50,711
Technology Hardware, Storage & Peripherals — 0.6%
Apple, Inc.
2.40%, 5/3/2023	7,000	7,009
0.75%, 5/11/2023	13,000	12,831
3.00%, 2/9/2024	85,000	85,749
3.45%, 5/6/2024	10,000	10,163
2.75%, 1/13/2025	10,000	10,020
2.50%, 2/9/2025	2,000	1,988
Dell International LLC
4.00%, 7/15/2024	15,000	15,177
5.85%, 7/15/2025	14,000	14,733
Hewlett Packard Enterprise Co.
1.45%, 4/1/2024	12,000	11,661
1.75%, 4/1/2026	14,000	13,002

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Technology Hardware, Storage & Peripherals — continued
HP, Inc.
2.20%, 6/17/2025	38,000	36,309
1.45%, 6/17/2026	2,000	1,806
		220,448
Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc. 2.40%, 3/27/2025	20,000	19,794
Tobacco — 0.1%
Altria Group, Inc. 2.63%, 9/16/2026	2,000	1,892
BAT Capital Corp. (United Kingdom) 2.79%, 9/6/2024	15,000	14,715
Philip Morris International, Inc.
2.63%, 3/6/2023	4,000	4,001
1.50%, 5/1/2025	3,000	2,856
Reynolds American, Inc. (United Kingdom) 4.45%, 6/12/2025	5,000	5,068
		28,532
Trading Companies & Distributors — 0.1%
Air Lease Corp. 2.20%, 1/15/2027	21,000	18,877
Wireless Telecommunication Services — 0.0% ^
Vodafone Group plc (United Kingdom) 4.13%, 5/30/2025	7,000	7,124
Total Corporate Bonds (Cost $9,571,452)		9,118,042
Mortgage-Backed Securities — 8.4%
FHLMC Gold Pools, 15 Year
Pool # J14776 3.00%, 3/1/2026	6,972	6,917
Pool # G18452 2.50%, 12/1/2027	20,488	20,176
Pool # G18511 2.50%, 5/1/2029	1,932	1,902
Pool # G18549 2.50%, 4/1/2030	18,514	18,231
Pool # G15520 3.00%, 7/1/2030	9,242	9,235
Pool # G18568 2.50%, 9/1/2030	8,859	8,724
Pool # J33012 3.00%, 10/1/2030	23,053	23,076
Pool # G18600 2.50%, 5/1/2031	6,518	6,461
Pool # G16028 3.00%, 8/1/2031	5,320	5,325
Pool # J35495 2.50%, 10/1/2031	13,097	12,897
Pool # G18626 2.50%, 1/1/2032	29,599	29,145
Pool # G18632 3.00%, 2/1/2032	6,776	6,766
Pool # J37147 3.00%, 6/1/2032	7,831	7,801
Pool # G16207 3.50%, 7/1/2032	7,281	7,385
Pool # G18715 3.00%, 12/1/2033	4,666	4,648
FHLMC UMBS, 15 Year
Pool # ZS8617 2.50%, 8/1/2031	14,398	14,167
Pool # ZS7938 2.50%, 1/1/2033	1,993	1,961
Pool # ZS7988 3.50%, 2/1/2033	10,178	10,317
Pool # ZK9341 3.00%, 3/1/2033	2,542	2,531
Pool # ZT0716 3.00%, 10/1/2033	2,493	2,481
Pool # SB0194 2.50%, 12/1/2033	5,420	5,333
Pool # SB0109 2.50%, 11/1/2034	23,952	23,329
Pool # SB8021 3.00%, 12/1/2034	4,536	4,515

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # SB0264 2.50%, 2/1/2035	11,987	11,630
Pool # QN2057 3.00%, 5/1/2035	13,862	13,745
Pool # SB0345 2.00%, 6/1/2035	75,458	71,376
Pool # SB0401 2.00%, 7/1/2035	19,836	18,762
Pool # SB0394 2.50%, 7/1/2035	10,600	10,285
Pool # SB8501 2.00%, 8/1/2035	52,008	49,195
Pool # SB0406 2.50%, 8/1/2035	20,277	19,674
Pool # SB8058 2.50%, 8/1/2035	25,289	24,537
Pool # RC1591 1.50%, 10/1/2035	61,640	56,949
Pool # QN4391 1.50%, 11/1/2035	60,739	56,138
Pool # QN4278 2.00%, 11/1/2035	7,983	7,552
Pool # QN4490 1.50%, 12/1/2035	86,429	79,856
Pool # SB0450 2.00%, 12/1/2035	45,786	43,310
Pool # QN4861 1.50%, 1/1/2036	67,529	62,413
Pool # SB8088 1.50%, 2/1/2036	15,838	14,637
Pool # SB8102 1.50%, 5/1/2036	27,909	25,793
Pool # RC2089 2.00%, 7/1/2036	75,521	71,433
Pool # SB8118 1.50%, 9/1/2036	59,786	55,252
Pool # SB8127 1.50%, 11/1/2036	75,631	69,894
FNMA UMBS, 15 Year
Pool # AK3264 3.00%, 2/1/2027	4,536	4,537
Pool # AV4793 3.50%, 5/1/2029	8,114	8,184
Pool # AW3641 3.00%, 6/1/2029	9,042	9,044
Pool # AS4489 2.50%, 3/1/2030	2,097	2,063
Pool # AL6583 3.00%, 3/1/2030	4,496	4,497
Pool # AS4860 2.50%, 5/1/2030	15,761	15,508
Pool # AL9852 3.00%, 9/1/2030	12,893	12,896
Pool # AS7467 2.50%, 7/1/2031	7,112	6,998
Pool # AS7606 2.50%, 7/1/2031	24,897	24,497
Pool # AS7620 2.50%, 7/1/2031	36,447	35,862
Pool # AS7657 2.50%, 8/1/2031	12,927	12,713
Pool # FM6169 3.50%, 5/1/2032	61,464	61,975
Pool # 890822 3.00%, 12/1/2032	41,863	41,770
Pool # BM3276 3.50%, 12/1/2032	9,001	9,123
Pool # CA1089 3.00%, 2/1/2033	7,769	7,752
Pool # FM3937 3.00%, 4/1/2033	8,422	8,424
Pool # FM4036 2.50%, 12/1/2033	9,405	9,254
Pool # BN3975 3.00%, 1/1/2034	959	955
Pool # MA3631 3.00%, 4/1/2034	8,317	8,272
Pool # MA3709 2.50%, 6/1/2034	5,220	5,084
Pool # BJ5549 3.00%, 8/1/2034	2,934	2,920
Pool # FM2403 3.50%, 9/1/2034	8,696	8,812
Pool # FM5400 2.50%, 10/1/2034	12,457	12,258
Pool # BO4944 2.50%, 11/1/2034	29,547	28,779
Pool # MA3828 3.00%, 11/1/2034	7,987	7,947
Pool # FM4671 3.50%, 1/1/2035	2,645	2,681
Pool # BP5762 2.50%, 6/1/2035	37,862	36,736
Pool # FM3654 3.00%, 6/1/2035	24,084	23,912
Pool # FM3936 2.50%, 8/1/2035	5,687	5,596

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # MA4154 1.50%, 10/1/2035	40,468	37,389
Pool # CA7497 2.50%, 10/1/2035	10,094	9,794
Pool # FM4850 2.00%, 11/1/2035	35,865	33,925
Pool # FM5396 2.00%, 12/1/2035	54,050	51,125
Pool # CA8788 2.00%, 1/1/2036	70,069	66,278
Pool # FM6510 2.00%, 3/1/2036	36,081	34,129
Pool # FM6512 2.00%, 3/1/2036	38,435	36,353
Pool # MA4298 2.50%, 3/1/2036	20,659	20,098
Pool # CB0302 1.50%, 5/1/2036	56,627	52,336
Pool # FM7113 2.00%, 5/1/2036	43,967	41,586
Pool # MA4329 2.00%, 5/1/2036	67,872	64,198
Pool # BP3507 2.00%, 6/1/2036	67,820	64,146
Pool # CB0747 2.50%, 6/1/2036	11,132	10,820
Pool # MA4361 2.50%, 6/1/2036	14,980	14,516
Pool # MA4383 2.00%, 7/1/2036	197,671	186,970
Pool # MA4384 2.50%, 7/1/2036	15,500	15,023
Pool # FM9020 2.00%, 9/1/2036	27,175	25,704
Pool # FM9367 1.50%, 11/1/2036	51,760	47,818
Pool # MA4470 2.00%, 11/1/2036	37,598	35,561
Pool # MA4497 2.00%, 12/1/2036	36,052	34,099
FNMA/FHLMC UMBS, Single Family, 15 Year
TBA, 1.50%, 6/25/2037 (e)	236,000	217,793
TBA, 2.00%, 6/25/2037 (e)	304,000	287,233
TBA, 2.50%, 6/25/2037 (e)	200,000	193,606
TBA, 3.00%, 6/25/2037 (e)	145,000	143,097
GNMA II, 15 Year
Pool # MA4559 3.00%, 7/20/2032	6,470	6,372
Pool # MA7107 2.50%, 1/20/2036	22,180	21,493
Total Mortgage-Backed Securities (Cost $3,345,470)		3,166,265
Supranational — 2.7%
African Development Bank (Supranational) 0.88%, 7/22/2026	53,000	48,748
Asian Development Bank (Supranational)
0.38%, 6/11/2024	199,000	190,268
1.50%, 10/18/2024	17,000	16,531
2.00%, 1/22/2025	23,000	22,564
0.38%, 9/3/2025	13,000	12,016
1.00%, 4/14/2026	52,000	48,501
1.50%, 1/20/2027	58,000	54,489
Asian Infrastructure Investment Bank (The) (Supranational)
2.25%, 5/16/2024	93,000	92,158
0.50%, 5/28/2025	55,000	51,164
European Bank for Reconstruction & Development (Supranational)
1.50%, 2/13/2025	5,000	4,832
0.50%, 11/25/2025	19,000	17,519
0.50%, 1/28/2026	8,000	7,348
European Investment Bank (Supranational)
3.13%, 12/14/2023	3,000	3,029

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Supranational — continued
2.50%, 10/15/2024	2,000	1,991
1.63%, 3/14/2025	61,000	59,167
0.38%, 3/26/2026	25,000	22,789
0.75%, 10/26/2026	16,000	14,590
1.38%, 3/15/2027	37,000	34,512
Inter-American Development Bank (Supranational)
0.50%, 9/23/2024	44,000	41,849
0.50%, 9/23/2024	1,000	951
0.63%, 7/15/2025	57,000	53,299
0.88%, 4/20/2026	14,000	12,983
0.88%, 4/20/2026	59,000	54,716
1.50%, 1/13/2027	1,000	940
International Bank for Reconstruction & Development (Supranational)
2.50%, 11/25/2024	15,000	14,924
2.13%, 3/3/2025	6,000	5,905
0.63%, 4/22/2025	72,000	67,729
2.50%, 7/29/2025	34,000	33,680
0.50%, 10/28/2025	2,000	1,850
International Finance Corp. (Supranational) 0.38%, 7/16/2025	15,000	13,924
Total Supranational (Cost $1,054,700)		1,004,966
Commercial Mortgage-Backed Securities — 2.3%
Benchmark Mortgage Trust
Series 2018-B3, Class A3, 3.75%, 4/10/2051	25,000	24,872
Series 2019-B12, Class A2, 3.00%, 8/15/2052	6,892	6,766
CGMS Commercial Mortgage Trust Series 2017-B1, Class AAB, 3.24%, 8/15/2050	16,000	15,820
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class A4, 4.13%, 11/10/2046	20,000	20,131
Series 2016-C1, Class AAB, 3.00%, 5/10/2049	9,346	9,249
Series 2020-GC46, Class A2, 2.71%, 2/15/2053	20,000	19,338
COMM 2013-CCRE12 Mortgage Trust Series 2013-CR12, Class A4, 4.05%, 10/10/2046	75,000	75,059
Commercial Mortgage Trust
Series 2014-CR16, Class A3, 3.78%, 4/10/2047	24,024	23,991
Series 2014-LC15, Class A4, 4.01%, 4/10/2047	20,000	20,050
CSAIL Commercial Mortgage Trust Series 2015-C3, Class A4, 3.72%, 8/15/2048	20,000	19,830
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K028, Class A2, 3.11%, 2/25/2023	49,038	49,120
Series K046, Class A2, 3.21%, 3/25/2025	26,000	26,067
Series K733, Class A2, 3.75%, 8/25/2025	30,000	30,440
Series K737, Class A1, 2.12%, 6/25/2026	178	174
Series K063, Class A2, 3.43%, 1/25/2027 (f)	100,000	101,058
FNMA ACES
Series 2017-M10, Class AV2, 2.55%, 7/25/2024 (f)	13,079	12,984
Series 2017-M1, Class A2, 2.41%, 10/25/2026 (f)	41,068	39,662
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (f)	48,357	48,211
GS Mortgage Securities Trust
Series 2014-GC18, Class A4, 4.07%, 1/10/2047	30,000	30,119
Series 2014-GC18, Class AS, 4.38%, 1/10/2047	17,000	16,968

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
JPMBB Commercial Mortgage Securities Trust
Series 2013-C17, Class ASB, 3.71%, 1/15/2047	6,672	6,694
Series 2014-C19, Class C, 4.65%, 4/15/2047 ‡ (f)	10,000	9,977
Series 2014-C23, Class C, 4.48%, 9/15/2047 ‡ (f)	20,000	19,325
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C10, Class AS, 3.37%, 12/15/2047 ‡	20,000	19,937
Series 2015-JP1, Class D, 4.22%, 1/15/2049 ‡ (f)	10,000	8,769
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C19, Class A3, 3.25%, 12/15/2047	5,552	5,479
Series 2015-C25, Class ASB, 3.38%, 10/15/2048	23,056	22,952
Series 2016-C31, Class A5, 3.10%, 11/15/2049	32,000	30,828
UBS Commercial Mortgage Trust Series 2018-C13, Class A2, 4.21%, 10/15/2051	5,820	5,852
UBS-Barclays Commercial Mortgage Trust Series 2013-C6, Class A4, 3.24%, 4/10/2046	23,000	22,990
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5, Class B, 4.14%, 10/15/2045 ‡	14,000	14,035
Series 2013-LC12, Class A4, 4.22%, 7/15/2046 (f)	12,000	12,095
Series 2014-LC18, Class A5, 3.41%, 12/15/2047	15,000	14,804
Series 2015-C31, Class A4, 3.70%, 11/15/2048	24,000	23,799
Series 2019-C54, Class A2, 3.01%, 12/15/2052	35,000	34,288
WFRBS Commercial Mortgage Trust
Series 2012-C10, Class A3, 2.88%, 12/15/2045	12,000	11,958
Series 2012-C10, Class B, 3.74%, 12/15/2045 ‡	15,000	14,624
Series 2014-C20, Class A5, 4.00%, 5/15/2047	12,000	11,951
Total Commercial Mortgage-Backed Securities (Cost $910,085)		880,266
U.S. Government Agency Securities — 2.1%
FFCB Funding Corp.
0.13%, 11/23/2022	22,000	21,841
0.13%, 5/10/2023	110,000	107,931
2.51%, 4/1/2025	8,000	7,935
1.00%, 10/7/2026	49,000	44,853
FHLB
0.75%, 11/22/2023	130,000	126,652
0.50%, 4/14/2025	85,000	79,743
0.75%, 2/24/2026	70,000	64,463
0.90%, 2/26/2027	15,000	13,568
FHLMC
0.38%, 5/5/2023	190,000	186,927
0.25%, 8/24/2023	40,000	39,048
FNMA
0.31%, 11/16/2023	2,000	1,937
0.63%, 4/22/2025	17,000	15,990
0.88%, 12/18/2026	10,000	9,070
Israel Government AID Bond (Israel)
5.50%, 9/18/2023	45,000	46,796
5.50%, 4/26/2024	15,000	15,781
Total U.S. Government Agency Securities (Cost $800,977)		782,535

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — 1.8%
Canada Government Bond, 0.75%, 5/19/2026	130,000	119,827
Export Development Canada
2.63%, 2/21/2024	40,000	40,053
3.00%, 5/25/2027	15,000	15,049
Hungary Government Bond
5.38%, 2/21/2023	2,000	2,033
5.75%, 11/22/2023	1,000	1,029
Italian Republic Government Bond, 6.88%, 9/27/2023	55,000	57,727
Oriental Republic of Uruguay
8.00%, 11/18/2022	333	340
4.50%, 8/14/2024	14,000	14,263
Province of Alberta, 1.00%, 5/20/2025	25,000	23,658
Province of British Columbia
2.25%, 6/2/2026	9,000	8,758
0.90%, 7/20/2026	44,000	40,381
Province of Manitoba
3.05%, 5/14/2024	2,000	2,011
2.13%, 6/22/2026	3,000	2,891
Province of Ontario
3.05%, 1/29/2024	5,000	5,036
3.20%, 5/16/2024	10,000	10,092
0.63%, 1/21/2026	82,000	75,398
1.05%, 4/14/2026	8,000	7,436
Province of Quebec
7.50%, 7/15/2023	2,000	2,109
2.50%, 4/9/2024	10,000	9,974
2.88%, 10/16/2024	6,000	6,011
1.50%, 2/11/2025	10,000	9,660
Republic of Peru, 2.39%, 1/23/2026	23,000	21,767
Republic of Philippines, 10.63%, 3/16/2025	1,000	1,188
Republic of Poland, 3.00%, 3/17/2023	1,000	1,000
Svensk Exportkredit AB, 0.38%, 7/30/2024	200,000	190,114
Total Foreign Government Securities (Cost $693,693)		667,805
Asset-Backed Securities — 0.7%
American Express Credit Account Master Trust Series 2017-7, Class A, 2.35%, 5/15/2025	30,000	30,050
AmeriCredit Automobile Receivables Trust Series 2020-3, Class B, 0.76%, 12/18/2025	30,000	29,150
CarMax Auto Owner Trust Series 2021-1, Class A3, 0.34%, 12/15/2025	25,000	24,505
Citibank Credit Card Issuance Trust Series 2018-A3, Class A3, 3.29%, 5/23/2025	33,000	33,205
Drive Auto Receivables Trust Series 2021-2, Class B, 0.58%, 12/15/2025	40,000	39,101
Exeter Automobile Receivables Trust Series 2021-3A, Class C, 0.96%, 10/15/2026	40,000	38,402
Ford Credit Floorplan Master Owner Trust A
Series 2018-2, Class A, 3.17%, 3/15/2025	15,000	15,047
Series 2019-2, Class A, 3.06%, 4/15/2026	8,000	7,940
GM Financial Consumer Automobile Receivables Trust Series 2020-2, Class A4, 1.74%, 8/18/2025	22,000	21,580
Verizon Owner Trust Series 2020-A, Class A1A, 1.85%, 7/22/2024	12,414	12,405
Total Asset-Backed Securities (Cost $255,644)		251,385

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — 0.0% (g) ^
California — 0.0% ^
University of California, Taxable Series 2020BG, Rev., 0.88%, 5/15/2025	5,000	4,673
University of California, Taxable Fixed Rate Notes Series 2017AX, Rev., 3.06%, 7/1/2025	5,000	4,990
Total California		9,663
New Jersey — 0.0% ^
New Jersey Economic Development Authority Series 1997B, Rev., AGM, Zero Coupon, 2/15/2023	1,000	981
New York — 0.0% ^
Port Authority of New York and New Jersey, Consolidated Series AAA, Rev., 1.09%, 7/1/2023	10,000	9,834
Total Municipal Bonds (Cost $21,357)		20,478
	SHARES
Short Term Investments — 2.7%
Investment Companies — 2.7%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.80% (h) (i) (Cost $1,011,020)	1,011,020	1,011,020
Total Investments — 102.0% (Cost $39,906,927)		38,369,910
Liabilities in Excess of Other Assets — (2.0)%		(768,368)
NET ASSETS — 100.0%		37,601,542

Percentages indicated are based on net assets.

Abbreviations
ACES	Alternative Credit Enhancement Securities
AGM	Insured by Assured Guaranty Municipal Corp.
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2022.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2022.
(d)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2022.
(g)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of May 31, 2022.

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
A.  Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund's investments. The Administrator implements the valuation policies of the Fund's investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAVs per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•	Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•	Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$251,385	$—	$251,385
Commercial Mortgage-Backed Securities	—	793,599	86,667	880,266

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Corporate Bonds	$—	$9,118,042	$—	$9,118,042
Foreign Government Securities	—	667,805	—	667,805
Mortgage-Backed Securities	—	3,166,265	—	3,166,265
Municipal Bonds	—	20,478	—	20,478
Supranational	—	1,004,966	—	1,004,966
U.S. Government Agency Securities	—	782,535	—	782,535
U.S. Treasury Obligations	—	21,467,148	—	21,467,148
Short-Term Investments
Investment Companies	1,011,020	—	—	1,011,020
Total Investments in Securities	$1,011,020	$37,272,223	$86,667	$38,369,910
B.  Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2022	Shares at May 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.80% (a) (b)	$601,648	$1,569,534	$1,160,162	$—	$—	$1,011,020	1,011,020	$436	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2022.